BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 1,039,190	$ 3,378,155
Prepaid expenses and other current assets	271,298	219,095
Total current assets	1,310,488	3,597,250
Property and equipment, net	9,744	16,765
Other noncurrent assets	51,938	51,938
Total assets	1,372,170	3,665,953
Current liabilities
Accounts payable	437,837	332,380
Accrued expenses and other current liabilities	64,718	652,275
Due to related party	38,892	84,430
Total current liabilities	541,447	1,069,085
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized, 39,712,231 and 34,629,794 shares issued and outstanding	39,712	34,630
Additional paid-in capital	45,605,991	42,492,432
Deficit accumulated during the development stage	(44,814,980)	(39,930,194)
Total stockholders' equity	830,723	2,596,868
Total liabilities and stockholders' equity	$ 1,372,170	$ 3,665,953